Trade and other payables (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Trade and other payables
Trade payables - third parties	$ 762,950	$ 27,754
Non-trade payables - third parties	74,978	88,908
Accrued expenses	1,002,875	831,174
Total	$ 1,840,803	$ 947,836
Credit period	30 days	30 days